Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ 1,028	$ 2,273
Changes in financial assumptions gains	(3,410)	(655)	$ 1,242
Currency exchange rate (losses)/gains	(35)	(2)
Ending balance	470	1,028	2,273
Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	194
Currency exchange rate (losses)/gains	(57)
Ending balance	(152)	194
Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	834
Currency exchange rate (losses)/gains	22
Ending balance	622	834
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	15,728	17,178
Current employer service costs	(143)	(167)
Past service cost	0	(2)
Settlements	0	380
Interest on obligation	370	328
Contributions by plan participants	20	22
Benefits paid	783	837
Experience (losses)/gains	(170)	89
Changes in financial assumptions gains	3,563	521
Changes in demographic assumptions gains	17	45
Currency exchange rate (losses)/gains	891	97
Ending balance	11,177	15,728	$ 17,178
Present value of defined benefit obligation | Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	14,894
Current employer service costs	(136)
Past service cost	0
Settlements	0
Interest on obligation	346
Contributions by plan participants	20
Benefits paid	743
Experience (losses)/gains	(177)
Changes in financial assumptions gains	3,390
Changes in demographic assumptions gains	16
Currency exchange rate (losses)/gains	869
Ending balance	10,555	14,894
Present value of defined benefit obligation | Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	834
Current employer service costs	(7)
Past service cost	0
Settlements	0
Interest on obligation	24
Contributions by plan participants	0
Benefits paid	40
Experience (losses)/gains	7
Changes in financial assumptions gains	173
Changes in demographic assumptions gains	1
Currency exchange rate (losses)/gains	22
Ending balance	$ 622	$ 834